Subsequent Events (Details)					1 Months Ended		12 Months Ended
	Apr. 11, 2023 CLF	Mar. 23, 2023 CLP ($)	Mar. 16, 2023 CLP ($)	Jan. 06, 2023 CLF	Jan. 26, 2023 CLP ($) shares	Jan. 26, 2023 $ / shares	Dec. 31, 2022	Dec. 31, 2021
Subsequent Events (Details) [Line Items]
Dividend distribution profit percentage							61.50%	68.10%
Non-adjusting events after reporting period [Member]
Subsequent Events (Details) [Line Items]
Security registry number	11/ 2022	14/ 2016	14/ 2016	11/ 2022
Total amount | CLF	CLF 650,000			CLF 4,000,000
Matured date	May 01, 2035	May 01, 2027	May 01, 2027	Sep. 01, 2035
Average placement rate		6.55%	6.55%	2.61%
Inflation of paid capital and reserves					$ 542,504,045,836
Payment of dividend | $ / shares						$ 8.5820077349
Increase (decrease) in number of ordinary shares issued | shares					101,017,081,114
DG series bond total amount		$ 11,250,000,000	$ 9,750,000,000
Average placement rate percentage	2.50%